CASH AND RESTRICTED CASH	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ESG [Member]
CASH AND RESTRICTED CASH

NOTE 3 – CASH AND RESTRICTED CASH

The cash was $978,862 and $63,262 as of June 30, 2023 and December 31, 2022, respectively. The Company was involved in a couple of lawsuits. Cash of $65,626 and $69,011 was legally restricted due to the lawsuits as of June 30, 2023 and December 31, 2022.

NOTE 3 – CASH AND RESTRICTED CASH

The cash was $63,262 and $199,045 as of December 31, 2022 and 2021, respectively. The Company was involved in a couple of lawsuits. $69,011 of cash was legally restricted due to the lawsuits at the end of December 31, 2022; and there was no restricted cash as of December 31, 2021. (Refer to NOTE 12)